Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of basic and diluted net loss per share	The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except for share and per share amounts):

	Year Ended December 31,
	2021	2020	2019
Numerator:
Net loss attributable to common stockholders	$(245,390)	$(241,340)	$(32,743)
Denominator:
Denominator for basic and diluted earnings per share-weighted-average common shares	108,077,439	5,131	124
Basic and diluted (loss) per share	$(2.27)	$(47,036)	$(264,056)

Potentially dilutive securities excluded from computation of diluted net loss per share
The following tables summarize the outstanding shares of potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the period presented because including them would have been anti-dilutive:

	Year Ended December 31,
	2021	2020	2019
Outstanding options and RSUs	35,519,867	32,339,971	22,491,757
Outstanding warrants	21,994,972	—	—
Outstanding earn-out shares	16,351,897	—	—
Outstanding earn-out RSUs	2,669,679	—	—
Redeemable convertible preferred stock (on an if-converted basis)	—	157,618,388	121,298,525
Total	76,536,415	189,958,359	143,790,282